RELATED PARTY TRANSACTIONS - Assignment of Receivables and Term Deposit Account (Details) - USD ($) $ in Billions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IBM
Related Party Transaction [Line Items]
Assigned receivables	$ 1.9	$ 3.1	$ 3.0